Certain Long Duration Contracts - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Security	Dec. 31, 2012
Certain Long Duration Contracts Textual [Abstract]
Number of primary quarantee types	5
Guaranteed return of deposits period one	5 years
Guaranteed return of deposits period two	7 years
Guaranteed return of deposits period three	10 years
Transfer of assets from general account to separate account	$ 0	$ 0
Reserve balances on guarantees	325	216
GMDB [Member]
Certain Long Duration Contracts Textual [Abstract]
Paid claims for variable annuity contracts with guarantees	22	30
Reserve balances on guarantees	$ 55	$ 65